UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05009
COLORADO BONDSHARES — A TAX-EXEMPT FUND

(Exact name of registrant as specified in its charter)
1200 17TH STREET, SUITE 850
DENVER, COLORADO 80202-5808

(Address of principal executive offices) (Zip code)
FRED R. KELLY, JR.
1200 17TH STREET, SUITE 850
DENVER, COLORADO 80202-5808

(Name and address of agent for service)
Registrant’s telephone number, including area code: 303-572-6990
Date of fiscal year end: 09/30
Date of reporting period: 09/30/2010

ITEM 1. REPORTS TO STOCKHOLDERS.

November 29, 2010

Dear Shareholders:

Today I was searching for inspiration. I wanted to tell the shareholders something that they, perhaps, didn’t already know; something refreshing not gloomy or hopeless sounding like much of the news. I didn’t have to look far; the answer was right under my nose in the attached annual report.

During the last year we distributed $35,982,019 in interest income to 9,000 shareholders in nine states. Further, we paid lawyers and accountants and printers and bankers and investment advisors all of whom I’m sure recycled most of their earnings through the local economy. The price of our shares rose from $9.15 to $9.19 so even if you can’t immediately spend that part it should make you feel just a little richer. But in addition to these dollars which you can count, your investment paid intangible dividends in so many other ways. For instance, we lent $38,000,000 to the State of Colorado to help them balance their budget, which is a good thing. We lent $38,000,000 to local school districts for the same reason. Both loans, of course, were paid off in full with interest. We lent millions more on meritorious new projects at a time when new projects are having difficulty getting funding. Through the years the projects funded by Colorado BondShares have touched the lives of literally countless individuals locally whenever they turn on their water tap, drive down the street, attend a school or play in the park. Most of them don’t know the source of the funding. While we do not track our impact like government officials do, somewhere in all that activity there had to be a job created, a job saved, a bill paid, a meal served or a bauble bought by a shareholder along the way.

Let us give credit where credit is due. It is really you the shareholders that make all this possible. By your investments, you embody the very best attributes of our capitalistic system. This phenomenon is unique in the world and is what made our country so great in the first place and it is our surest source of hope for the future.

We will get through this time, maybe a little worse for wear, but meanwhile look around you at all the good you do. I’m hoping that it will put a little extra spring in your step as it has in mine. Thanks so much for your continued patronage and confidence in Colorado as well as the Fund. Thanks, too for the privilege of allowing us at Freedom Funds to be the instrument that guides you in reaching your goals.

Sincerely,

Fred R. Kelly, Jr.
Portfolio Manager

Officers and Trustees

George N. Donnelly, Chairman of the Board
of Trustees, Interim President, Secretary,
Treasurer and Trustee
Bruce G. Ely, Trustee
James R. Madden, Trustee
Fred R. Kelly, Jr., Portfolio Manager

Investment Adviser

Freedom Funds Management Company

Transfer, Shareholder Servicing, and Dividend
Disbursing Agent

Freedom Funds Management Company

Distributor

SMITH HAYES Financial Services Corporation

Custodian of Portfolio Securities

UMB Bank, N.A.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Legal Counsel

Kutak Rock LLP

This report is submitted for the general information of the shareholders of Colorado BondShares — A Tax-Exempt Fund. This report must be preceded or accompanied by a Prospectus of the Fund. The prospectus contains information concerning the investment policies and expenses of the portfolio in addition to other pertinent information. Shares of Colorado BondShares — A Tax-Exempt Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

FEDERAL INCOME TAX INFORMATION
(unaudited)

In early 2011, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2010. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

Market conditions for tax-exempt bonds during the start of the fiscal year, ended September 30, 2010 were, again for the second year, unlike any time in recorded history. Bond investors remained somewhat risk adverse however they have begun to venture into higher yielding securities. The capital crunch continues with regard to availability of credit, however equities and commodities (except gold) were trading range-bound and real estate markets remained interesting only to value buyers. In an effort to restore liquidity the Federal Reserve Bank lowered the target federal funds rate to .25%. The unprecedented involvement of the U.S. Treasury and the executive and legislative branches managing fiscal policy continued in an ongoing effort to prevent further economic decline. In this environment, bond prices have been unusually volatile and interest rate spreads to treasuries were exceeded only by the previous year. During fiscal year 2010, conditions improved gradually but still have not gotten back to pre-2008 levels. Markets are still not functioning normally and volumes are a fraction of where they were previously.

For the fiscal year ended September 30, 2010 the Fund experienced a total return of 4.95% at net asset value; the return was comprised of an investment income component of 4.37% and principal appreciation of .58%. This year’s performance was considerably lower in comparison to other funds in our performance category of single state intermediate municipal bond funds. Other funds enjoyed a more robust appreciation of rated bonds for the second year in a row while the non-rated sector has only just begun to show signs of life. However, the Fund’s income distribution performed above average compared to our single-state competitors and our comparative performance over the two-year period of 2008 and 2009 was excellent. According to Morningstar Inc., the Fund has ranked as a top-performer in seven out of the last eleven calendar years (1999, 2001, 2003, 2004, 2005, 2006, and 2007). The Fund, again, competed well with the other Colorado municipal bond funds in the five-year, ten-year and fifteen year total performance category at net asset value with returns of 4.75%, 5.55% and 6.06%, respectively, demonstrating its consistency over a longer time frame. The average annual total returns at the maximum offering price (including sales charges and reinvestment of all dividends and distributions) are (0.04%), 2.24%, 3.74%, 5.03% for the one, three, five and ten-year periods ended September 30, 2010, respectively.

A key factor which allowed the Fund to perform competitively was management’s determination to maintain a shorter average duration (time period during which securities are likely to be held by the portfolio), among the lowest in our peer group. The Fund carried a disproportionately high weighting of short-term bonds in the portfolio, designed to lessen the exposure to market risk in a time when it seemed likely for interest rates to rise and spreads to widen. It should be stated that past performance is not necessarily indicative of future performance, but it is one of many important factors to consider when evaluating a potential investment.

While the strategy of buying short maturities helped to protect principal, it did not maximize the current income stream. Even so, distributions were $0.40/share in fiscal year 2010 compared to $0.50/share and $0.45/share in fiscal years 2008 and 2009, respectively. It is management’s philosophy that foregoing risky opportunities that may increase income is preferable to potentially incurring permanent losses of principal. Until the risks posed by rising interest rates have abated, management will continue to exercise this methodology. Much of this year’s success may be attributed to longer term holdings being principally invested in non-rated tax-exempt bonds, with coupon rates that exceed average coupons currently available in the market. Non-rated securities are generally subject to greater credit risk than rated issues; but proper analysis by management may effectively mitigate these risks.

PERFORMANCE SUMMARY (Unaudited)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
COLORADO BONDSHARES(1)
THE LIPPER GENERAL MUNICIPAL DEBT FUND INDEX(4)
AND THE BARCLAYS CAPITAL MUNICIPAL BOND TOTAL RETURN INDEX(5)

(1)	Total return is the percentage change in the value of a hypothetical investment that has occurred in the indicated period of time, taking into account the imposition of the sales charge and other fees and assuming the reinvestment of all dividends and distributions. Past performance is not indicative of future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares of the Fund.

*	Fiscal year ended September 30, 2007 includes an interest payment of approximately $3.8 million representing four years of unpaid interest relating to the Fund’s holding of United Airlines/Denver International Airport bonds that is a non-recurring event outside of the control of the Fund.

(2)	Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund’s performance had been constant over the entire period. Average annual total returns for the one-year, five-year and ten-year periods ended September 30, 2010 are (0.04%), 3.74%, and 5.03%, respectively. Average annual total return includes the imposition of the sales charge and assumes the reinvestment of all dividends and distributions. Past performance is not indicative of future performance. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares of the Fund.

(3)	Includes reinvestment of dividends and adjustment for the maximum sales charge of 4.75%.

(4)	The Lipper General Municipal Debt Fund Index is a non-weighted index of the 30 largest funds that invest at least 65% of assets in municipal debt issues in the top four credit ratings. The Lipper General Municipal Debt Fund Index reflects no deductions for fees, expenses or taxes, includes reinvestment of dividends but does not reflect any adjustment for sales charge.

(5)	The Barclays Capital Municipal Bond Total Return Index is considered representative of the broad market for investment grade, tax-exempt and fixed-rate bonds with long-term maturities (greater than two years) selected from issues larger than $50 million. You cannot invest directly in this index. This index is not professionally managed and does not pay any commissions, expenses or taxes. If this index did pay commissions, expenses or taxes, its returns would be lower. The Fund selected the Barclay Index to compare the returns of the Fund to an appropriate broad-based securities market index. You should note, however, that there are some fundamental differences between the portfolio of securities invested in by the Fund and the securities represented by the Barclay Index. Unlike the Fund which invests primarily in not-rated securities on issues of any size, the Barclay Index only includes securities with a rating of at least “Baa” by Moody’s Investor Services, Inc. from an issue size of no less than $50 million. Some of these differences between the portfolio of the Fund and the securities represented by the Barclay Index may cause the performance of the Fund to differ from the performance of the Barclay Index.

FUND EXPENSES (unaudited)

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and compare these costs with those of other mutual funds. The examples (actual and hypothetical 5% return) are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

As a shareholder of Colorado BondShares — A Tax-Exempt Fund (the “Fund”) you can incur two types of costs:

•	Sales charges (front loads) on fund purchases and

•	Ongoing fund costs, including management fees, administrative services, and other fund expenses. All mutual funds have operating expenses. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

Actual Fund Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending, account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended September 30, 2010

	Beginning Account	Ending Account	Expenses Paid
Colorado BondShares — A Tax-Exempt Fund	Value 04/01/10	Value 09/30/10	During Period(1)

Based on Actual Fund Return	$1,000.00	$1,033.34	$2.91
Based on Hypothetical 5% Annual Return Before Expenses	$1,000.00	$1,022.15	$2.89

(1)	The expenses shown in this table are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. You can find more information about the Fund’s expenses in the Financial Statements section of this report. For additional information on operating costs please see the Fund’s prospectus.

CREDIT QUALITY

Colorado BondShares — A Tax-Exempt Fund
Based on a Percentage of Total Net Assets as of September 30, 2010

SECTOR BREAKDOWN

Colorado BondShares — A Tax-Exempt Fund
Based on a Percentage of Total Net Assets as of September 30, 2010

*Cash & cash equivalents include cash, receivables less liabilities.

**Short-term investments include securities with a maturity date of one year or redemption feature of one year or less, as identified in Schedule of Investments.

***This category includes 10.0% pre-refunded bonds which are securities that are collateralized by an amount sufficient to pay both principal and interest.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Colorado BondShares — A Tax-Exempt Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colorado BondShares — A Tax Exempt Fund (the “Fund”) at September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial statements for the Fund as of September 30, 2008 and for the year then ended, including the financial highlights for the three years then ended, were audited by other auditors whose report dated November 26, 2008 expressed an unqualified opinion on those statements.

November 29, 2010

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments

September 30, 2010

Face Amount		Value

Colorado Municipal Bonds — 50.5%
1,600,000	Aberdeen Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 7.50% to yield 8.00% due 12/1/2035	$1,459,184
800,000	Adonea Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	683,184
2,175,000	Antelope Heights Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023(b)	2,677,251
2,000,000	Arista Metropolitan District Special Revenue Bond Series 2005, 6.75% due 12/1/2035	1,500,780
6,000,000	Arista Metropolitan District Subordinate (Convertible to Parity) Special Revenue Series 2008, 9.25% to yield 8.125% – 11.73% due 12/1/2037	5,665,200
1,587,000	BNC Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 6/1/2028	1,598,680
1,000,000	Beacon Pointe Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	957,560
700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due 10/1/2018	693,679
4,995,000	Belle Creek Metropolitan District No. 1 G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	5,023,571
4,450,000	Boulder County Development Revenue (Boulder College of Massage Therapy Project) Series 2006A, 6.35% due 10/15/2031	3,772,532
2,162,000	Bradburn Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 12/15/2034	2,085,379
2,025,000	Bradburn Metropolitan District No. 3 G.O. LTD Tax Series 2010, 7.50% due 12/1/2039	2,059,243
2,500,000	Bromley Park Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2022(b)	2,736,225
5,700,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2002B, 8.00% due 12/1/2022(b)	6,586,065
3,931,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2028(b)	4,647,032
500,000	Castle Oaks Metropolitan District G.O. LTD Tax Series 2005, 6.00% due 12/1/2025	421,480
6,465,662	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032(a)(g)(i)(j)	161,642
2,009,520	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, due 1/1/2027(e)(i)(j)	20,095
2,008,335	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027(f)(i)(j)	1,104,584

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments — (Continued)

Face Amount		Value

Colorado Municipal Bonds — (Continued)
1,675,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Brighton Charter School Project) Series 2006, 6.00% due 11/1/2036	$1,060,560
760,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025	764,545
1,050,000	Colorado Educational and Cultural Facilities Authority Private School Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due 6/1/2022(l)	883,722
5,410,000	Colorado Educational and Cultural Facilities Authority Student Housing Revenue (Inn at Auraria LLC Project) Series 2005A, 5.875% due 7/1/2023	3,337,321
1,945,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Belle Creek Charter School Project) Series 2002A, 7.625% to yield 7.75% due 3/15/2032(b)	2,223,660
785,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue Refunding and Improvement (Elbert County Charter School Project) Series 2004, 7.375% to yield 7.45% due 3/1/2035	785,699
3,755,000	Colorado Housing and Finance Authority Economic Development Revenue (Micro Business Development Corporation Project) Series 2005, 6.75% due 12/1/2010(a)(j)	938,750
450,000	Colorado Health Facilities Authority Revenue Extendable Rate Adjustable Securities (Christian Living Communities Project) Series 2006B, 4.65% due 1/1/2037(h)	447,665
22,615,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008A Senior, 7.00% due 12/1/2029	20,890,380
7,505,000	Colorado Springs Urban Renewal Authority Tax Increment Revenue (University Village Project) Series 2008B Subordinate (Convertible to Senior), 7.50% due 12/15/2029	6,867,901
3,455,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 7.50% to yield 1.57% – 7.50% due 12/1/2027(b)	4,235,001
3,725,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.75% due 12/1/2034(b)	4,390,658
1,030,000	Country Club Highlands Metropolitan District G.O. Limited Tax Series 2007, 7.25% due 12/1/2037	863,501
200,000	Denver Convention Center Hotel Authority Convention Center Hotel Senior Revenue Refunding Series 2006, 4.50% to yield 8.481% due 12/1/2022	186,964
1,865,000	Denver (City and County of) Subordinate Multifamily Housing Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032	559,537
1,205,000	Denver (City and County of) Single Family Home Mortgage Revenue (Metro Mayors Caucus Single Family Mortgage Bond Program) Series 2001A, 6.30% to yield 5.80% due 11/1/2032	1,277,541
7,210,000	East Cherry Creek Valley Water and Sanitation District Water Activity Enterprise, Inc. Step Rate Water Revenue Series 2004, 6.00% due 11/15/2023(c)(h)	6,340,690

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments — (Continued)

Face Amount		Value

Colorado Municipal Bonds — (Continued)
32,155,000	Ebert Metropolitan District LTD Tax G.O. Refunding Series 2004A, 8.00% to yield 5.05% due 12/1/2034(b)	$39,636,182
5,000,000	Elbert and Highway 86 Commercial Metropolitan District Public Improvement Fee Revenue Series 2008A, 7.50% due 12/1/2032	4,015,250
620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Senior Series 1996A, 8.50% due 12/15/2015(a)	50,840
7,000,000	Fossil Ridge Metropolitan District No. 1 Tax-Supported Revenue Series 2009, 8.50% due 12/1/2039(b)	7,957,180
1,835,000	Fronterra Village Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001, 8.00% due 12/1/2021(b)	2,023,124
4,500,000	Fronterra Village Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023(b)	5,119,290
2,000,000	Granby Ranch Metropolitan District LTD Tax G.O. Series 2006, 6.75% due 12/1/2036	1,717,660
5,750,000	Grand Elk Ranch GID LTD Tax G.O. Series 2003, 8.00% due 12/1/2023(b)	6,775,455
1,000,000	High Plains Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	838,340
2,000,000	Madre Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.375% due 12/1/2026	1,364,960
2,500,000	Madre Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007A, 5.50% to yield 6.95% due 12/1/2036	1,554,000
6,245,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2003, 7.80% due 12/1/2027(b)	7,744,175
1,945,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2006, 7.00% due 12/1/2036(b)	2,334,661
30,485,000	Marin Metropolitan District LTD Tax G.O. Series 2008, 7.75% due 12/1/2028(j)	26,521,950
11,580,000	Meadows Metropolitan District No. 1 G.O. LTD Tax Series 1989 A (reissued on 12/29/1993), 7.999% due 6/1/2029(k)	10,814,909
11,565,000	Meadows Metropolitan District No. 2 G.O. LTD Tax Series 1989 B (reissued on 12/29/1993), 7.999% due 6/1/2029(k)	10,800,900
11,515,000	Meadows Metropolitan District No. 7 G.O. LTD Tax Series 1989 C (reissued on 12/29/1993), 7.999% due 6/1/2029(k)	10,754,204
260,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004A, 7.00% due 6/1/2043	74,802
2,000,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004B, 7.00% due 6/1/2043	575,400
565,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004C, due 6/1/2043(e)(j)	40

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments — (Continued)

Face Amount		Value

Colorado Municipal Bonds — (Continued)
1,000,000	Mountain Shadows Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 5.50% due 12/1/2027	$769,420
2,540,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.00% to yield 7.90% due 12/1/2026	1,322,095
1,380,000	Murphy Creek Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Refunding and Improvement Series 2006, 6.125% to yield 7.90% due 12/1/2035	717,835
1,500,000	Neu Towne Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.20% due 12/1/2023	450,600
1,365,000	North Range Village Metropolitan District G.O. LTD Tax Series 2001, 15.10% due 12/1/2021(b)(h)	1,604,871
4,585,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.125% to yield 12.00% due 12/1/2025	3,915,498
16,500,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.25% to yield 13.00% due 12/1/2035(j)	13,929,465
5,300,000	Plaza Metropolitan District No. 1 Public Improvement Fee/Tax Increment Supported Revenue Series 2003, 8.00% to yield 10.00% due 12/1/2025	5,549,418
5,000,000	Plaza Metropolitan District No. 1 Subordinate Public Improvement Fee/Tax Increment Supported Revenue Series 2005, 8.125% to yield 9.163% due 12/1/2025	4,667,650
2,340,000	Potomac Farms Metropolitan District G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007A, 7.25% due 12/1/2037	1,772,410
9,000,000	Ravenna Metropolitan District G.O. LTD Tax Series 2007, 7.00% due 12/1/2037	7,709,580
13,350,000	Reata South Metropolitan District LTD Tax G.O. Series 2007A, 7.25% due 6/1/2037	11,995,776
5,205,000	Rendezvous Residential Metropolitan District G.O. LTD Tax Series 2002, 8.00% due 12/1/2021(b)	6,135,394
955,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.40% due 12/1/2025(j)(l)	672,454
1,135,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.50% due 12/1/2035(j)(l)	731,405
951,000	Routt County LID No. 2002-1 Special Assessment Series 2004A, 6.50% to yield 6.59% due 8/1/2024	893,170
120,453	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016(i)	123,709
300,000	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021(e)(i)(j)	160,353

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments — (Continued)

Face Amount		Value

Colorado Municipal Bonds — (Continued)
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032(i)(j)	$18,132
349,595	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042(f)(i)(j)	54,187
2,000,000	Serenity Ridge Metropolitan District No. 2 Series 2004, 7.375% due 12/1/2024	960,800
1,000,000	Silver Peaks Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	725,920
3,750,000	Solitude Metropolitan District Senior G.O. LTD Tax Series 2006, 7.00% due 12/1/2026	3,447,450
2,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.125% to yield 7.18% due 12/1/2034(b)	2,490,740
475,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 6.75% to yield 6.80% due 12/1/2016(b)	548,924
1,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.00% to yield 7.05% due 12/1/2024(b)	1,240,750
3,315,000	Sterling Hills West Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2021(b)	3,635,627
3,012,007	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2004, 7.50% due 12/1/2021(b)	3,815,851
10,000,000	Stone Ridge Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2007, 7.25% due 12/1/2031	9,210,500
1,195,000	Traditions Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2006, 5.75% due 12/1/2036	879,377
10,470,000	United Water & Sanitation District Revenue Refunding and Improvement Series 2004A, 6.00% due 12/1/2013(j)	8,828,513
6,190,000	United Water & Sanitation District Revenue Series 2004B, 6.00% to yield 6.05% due 3/1/2014(j)	4,874,687
20,400,000	United Water & Sanitation District (Lupton Lakes Water Storage Project and Water Activity Enterprise) Revenue Series 2006, 6.00% due 3/1/2021	20,428,968
7,130,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2007, 6.125% due 12/1/2037(d)	5,857,865
7,500,000	Valagua Metropolitan District G.O. LTD Tax Series 2008, 7.75% due 12/1/2037(j)	6,000,000
500,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.00% due 12/1/2025	421,480
1,245,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2008, 8.25% due 12/15/2035	1,201,375

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments — (Continued)

Face Amount		Value

Colorado Municipal Bonds — (Continued)
2,060,000	Wildgrass Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Refunding Series 2007, 6.20% to yield 5.25% due 12/1/2034	$1,880,100

	Total Colorado Municipal Bonds (amortized cost $394,089,884)	$380,223,132

Short-Term Municipal Bonds — 40.4%
13,330,000	Bachelor Gulch Metropolitan District G.O. Variable Rate Series 2004, 0.28% due 12/1/2023 (LOC 7)	$13,330,000
5,205,000	Base Village Metropolitan District No. 2 LTD Tax Variable Rate Senior Series 2008A, 0.28% due 12/1/2038 (LOC 7)	5,205,000
6,510,000	Base Village Metropolitan District No. 2 LTD Tax Variable Rate Junior Series 2008B, 0.28% due 12/1/2038 (LOC 7)	6,510,000
5,645,000	Brighton Crossing Metropolitan District No. 4 Variable Rate Series 2004, 0.72% 12/1/2034 (LOC 9)	5,645,000
10,300,000	Broomfield Urban Renewal Authority Tax Increment Revenue (Broomfield Event Center Project) Series 2005, 0.27%, due 12/1/2030 (LOC 10)	10,300,000
12,720,000	Broomfield Village Metropolitan District No. 2 Special Revenue Variable Rate Refunding Series 2003A, 0.72% due 7/1/2032 (LOC 9)	12,720,000
10,070,000	Broomfield Village Metropolitan District No. 2 Special Revenue Variable Rate Refunding Series 2003B, 1.02% due 7/1/2032 (LOC 9)	10,070,000
1,180,000	Castle Pines North Metropolitan District LTD Tax G.O. Variable Rate Refunding Series 2006C, 0.30% due 12/1/2024 (LOC 7)	1,180,000
8,395,000	Castle Pines North Finance Corporation Variable Rate Certificates of Participation Series 2008, 0.30% due 12/1/2033 (LOC 1)	8,395,000
8,000,000	Castle Pines North Finance Corporation Variable Rate Certificates of Participation Series 2009, 0.30% due 12/1/2034 (LOC 1)	8,000,000
29,850,000	Castle Rock (Town of) Certificates of Participation Series 2008, 0.30% due 9/1/2037 (LOC 1)	29,850,000
11,890,000	Colorado Housing and Finance Authority Multi- Family/Project Class I Adjustable Rate 2008 Series C-3, 0.31% due 10/1/2038 (LOC 3)	11,890,000
6,290,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series A-2, 0.31% due 11/1/2034 (LOC 3)	6,290,000
7,000,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2005 Series B-2, 0.28% due 5/1/2034 (LOC 5)	7,000,000
7,670,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2001 Series AA-3, 0.25% due 5/1/2036 (LOC 4)	7,670,000
6,900,000	Colorado Housing and Finance Authority Adjustable Rate Multi-Family Housing Insured Mortgage Revenue 2002 Series AA, 0.28% due 10/1/2030 (LOC 6)	6,900,000

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments — (Continued)

Face Amount		Value

Short-Term Municipal Bonds — (Continued)
15,700,000	Colorado Housing and Finance Authority Single Family Mortgage Class I Adjustable Rate 2006 Series C-2, 0.27% due 11/1/2034 (LOC 3)	$15,700,000
800,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Refunding (LTD Tax Convertible to Unlimited Tax) Series 2002, 0.28% due 12/1/2031 (LOC 7)	800,000
10,450,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Series 2006, 0.28% due 12/1/2028 (LOC 7)	10,450,000
1,000,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Series 2008, 0.28% due 12/1/2038 (LOC 7)	1,000,000
1,095,000	Conifer Metropolitan District Jefferson County Supplemental Interest Coupons Series 2006, 8.00% due 12/1/2010(d)(j)	1,076,746
13,000,000	Cornerstar Metropolitan District Special Revenue Variable Rate Series 2007, 0.72% due 12/1/2037 (LOC 9)	13,000,000
2,600,000	Cornerstone Metropolitan District No. 1 Variable Rate Revenue Series 2006, 0.30% due 12/1/2036 (LOC 8)	2,600,000
1,700,000	City and County of Denver Adjustable Rate Economic Development Revenue (The Western Stock Show Association Project) Series 1999, 0.37% due 7/1/2029 (LOC 7)	1,700,000
15,000,000	Eagle County School District #RE50 Eagle, Garfield & Routt Counties TANS Series 2010, 0.50% due 6/30/2011	14,998,800
21,495,000	Town of Erie Finance Corporation Adjustable Rate Certificates of Participation Series 2005, 0.95% due 11/1/2035(h) (LOC 2)	21,495,000
5,400,000	Hyland Village Metropolitan District LTD Tax G.O. Variable Rate Series 2008, 0.45% due 12/1/2027(h) (LOC 2)	5,400,000
565,000	Kipling Ridge Metropolitan District Variable Rate Revenue Series 2005, 0.30% 12/1/2023 (LOC 7)	565,000
8,005,000	McKay Landing Metropolitan District No. 2 Subordinate G.O. LTD Tax Refunding Series 2004B, Capital Appreciation 7.50% due 12/1/2031(b)(d)	1,703,224
2,285,000	Meridian Ranch Metropolitan District G.O. LTD Tax Variable Rate Refunding Series 2009, 0.28% due 12/1/2038 (LOC 7)	2,285,000
6,500,000	Town of Mountain Village Housing Authority Housing Facilities Revenue (Village Court Apartments Project) Series 2000, 0.28% due 11/1/2033 (LOC 7)	6,500,000
935,000	North Pines Metropolitan District G.O. LTD Tax Refunding Series 2000, 9.00% due 12/1/2021(b)	967,398
2,680,000	North Range Village Metropolitan District G.O. LTD Tax Series 2000, 8.00% due 12/1/2020(b)	2,712,401
130,000	Ravenna Metropolitan District Supplemental “B” Interest Registered Coupons, 8.25% due 12/1/2010(d)	128,418

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments — (Continued)

Face Amount		Value

Short-Term Municipal Bonds — (Continued)
27,950,000	Solaris Metropolitan District No. 1 Property Tax Revenue Variable Rate Series 2008, 0.42% due 12/1/2038 (LOC 2)	$27,950,000
3,360,000	Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due 6/1/2020(b)	3,360,000
18,350,000	Timnath Development Authority Variable Rate Tax Increment Revenue Series 2007, 0.72% due 12/1/2029 (LOC 9)	18,350,000

	Total Short-Term Municipal Bonds (amortized cost $304,677,329)	$303,696,987

Colorado Capital Appreciation and Zero Coupon Bonds — 6.7%
27,780,000	Bromley Park Metropolitan District No. 3 Subordinate LTD Tax G.O. Capital Appreciation Series 2006, 8.00% due 12/15/2031(b)(d)	$5,715,735
11,175,000	Bromley Park Metropolitan District No. 2 G.O. LTD Tax Convertible Zero Coupon Series 2007B, 7.00% due 12/15/2037(d)	8,798,189
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020(b)(d)	388,372
6,375,000	Conifer Metropolitan District Jefferson County Supplemental Interest Coupons Series 2006, 8.00% due 12/1/2011-2031(d)(j)	2,214,472
14,000,000	PV Water and Sanitation Metropolitan District Capital Appreciation Revenue Series 2006, 6.00% due 12/15/2017(d)(j)(l)	8,332,520
440,000	Potomac Farms Metropolitan District Convertible Capital Appreciation G.O. Refunding and Improvement (LTD Tax Convertible to Unlimited Tax) Series 2007B, 7.25% due 12/1/2023(d)	423,548
4,085,000	Ravenna Metropolitan District Supplemental “B” Interest Registered Coupons, 8.25% due 12/1/2011-12/1/2023(d)	2,283,799
8,000,000	Southglenn Metropolitan District Subordinate Convertible Capital Appreciation Special Revenue Series 2008, 8.125% due 12/15/2030(d)	7,587,120
4,390,000	Traditions Metropolitan District No. 2 Subordinate G.O. (LTD Tax Convertible to Unlimited Tax) Convertible Capital Appreciation Series 2008, 8.50% due 12/15/2037(d)	3,326,874
9,735,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Revenue Refunding Series 2009, 6.50% due 12/15/2016(d)	7,091,071
2,286,030	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Subordinate Series 2006B, 7.00% due 12/15/2011(d)	2,179,204

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments — (Continued)

Face Amount		Value

Colorado Capital Appreciation and Zero Coupon Bonds — (Continued)
6,530,000	Wildwing Metropolitan District No. 1 Capital Appreciation Revenue Series 2008, 7.50% due 12/1/2023(d)	$2,268,979

	Total Colorado Capital Appreciation and Zero Coupon Bonds (amortized cost $51,209,006)	$50,609,883

Other Municipal Bonds — 2.4%
4,904,915	Freddie Mac Multifamily Variable Rate Certificates Series M001 Class B, 26.98% due 4/1/2037(g)(j)	$4,904,915
623,000	The Industrial Development Authority of the City of Kansas City, Missouri Multi-family Housing Revenue (Alexandria Apartments) Series 2005A, 6.75% due 1/1/2028	604,117
976,000	The Industrial Development Authority of the City of St. Louis, Missouri Senior Housing Revenue (Grant School Apartments) Series 2005A, 6.75% due 5/1/2027	775,149
1,535,000	Santee Sioux Nation Tribal Health Care Revenue (Indian Health Service Joint Venture Construction Program Project) Series 2009, 7.75% due 10/1/2012	1,551,501
3,915,000	Santee Sioux Nation Tribal Health Care Revenue (Indian Health Service Joint Venture Construction Program Project) Series 2009, 8.00% due 10/1/2014	3,992,948
5,000,000	Uinta County School District Number 6 G.O. Refunding Series 2006, 7.00% to yield 4.40% due 12/1/2020	5,832,600

	Total Other Municipal Bonds (amortized cost $18,010,173)	$17,661,230

Colorado Taxable Notes — 0.0%
227,347	Note receivable from Tabernash Meadows, LLC, a Colorado limited liability company, 24.00% due 2/9/2002(a)(j)	$227,347

	Total Colorado Taxable Notes (amortized cost $227,347)	$227,347

Total investments, at value	88.6%	$752,418,579
Other assets net of liabilities	11.4%	96,931,348

Net assets	100.0%	$849,349,927

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments — (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see footnote 2 to notes to financial statements).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at September 30, 2010. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $12,160,187 and a market value of $1,642,702 or less than 1% of net assets, respectively, as of September 30, 2010.

(j)	Securities valued at fair value (see footnote 2 to notes to the financial statements).

(k)	See footnote 7 to notes to the financial statements for further information on purchase accrued interest related to these bonds.

(l)	The Fund has entered into a forbearance agreement under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time (see footnote 2 (c) in the notes to the financial statements).

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Schedule of Investments — (Continued)

(LOC)	These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see footnote 2 (d) in the notes to the financial statements). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1. Wells Fargo Bank, N. A.
2. Keybank, N. A.
3. FHLB Topeka
4. Freddie Mac
5. Barclays Bank
6. Fannie Mae/Freddie Mac
7. US Bank, N. A.
8. Bank of America Securities
9. Compass Bank
10. BNP Paribas

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

G.O. — General Obligation
GID — General Improvement District
LID — Local Improvement District
LTD — Limited
TANS — Tax Anticipation Notes

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Statement of Assets and Liabilities
September 30, 2010

ASSETS
Investments, at value (amortized cost $768,213,739)	$752,418,579
— see accompanying schedule
Cash	30,977,089
Interest receivable	22,462,438
Purchase accrued (note 7)	44,437,365
Receivable for shares of beneficial interest sold	1,219,949

TOTAL ASSETS	851,515,420

LIABILITIES
Payables and other liabilities:
Dividends payable	1,494,085
Payable for shares of beneficial interest redeemed	130,710
Management fees payable	347,761
Accrued expenses payable	192,937

TOTAL LIABILITIES	2,165,493

NET ASSETS	$849,349,927

COMPOSITION OF NET ASSETS
Paid-in capital	$865,156,293
Accumulated net realized gain and (loss)	(11,206)
Net unrealized appreciation (depreciation) of investments	(15,795,160)

NET ASSETS	$849,349,927

NET ASSET PRICE AND REDEMPTION PRICE PER SHARE (based on 92,416,399 shares of beneficial interest outstanding at September 30, 2010 unlimited number of no par value shares authorized)	$9.19

MAXIMUM OFFERING PRICE PER SHARE (net asset value plus sales charge of 4.75% of offering price)	$9.65

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Statement of Operations
For The Fiscal Year Ended September 30, 2010

INVESTMENT INCOME
Interest	$40,680,612
EXPENSES
Management fees (note 4)	4,112,390
Custodian fees (note 5)	57,032
Legal and auditing fees	214,540
Portfolio pricing fees	20,548
Registration fees	6,154
Shareholders’ reports	93,283
Transfer agency expenses (note 4)	140,000
Trustees’ fees	3,302
Other	63,376

Total expenses	4,710,625
Custody credits (note 5)	(12,032)

Net expenses	4,698,593

NET INVESTMENT INCOME	35,982,019

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	179,847
Change in net unrealized appreciation (depreciation) on investments	3,922,053

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	4,101,900

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,083,919

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Statements of Changes in Net Assets
For The Fiscal Years Ended September 30

	2010	2009

FROM OPERATIONS:
Net investment income	$35,982,019	$36,799,629
Net realized gain (loss) on investments	179,847	64,262
Change in unrealized appreciation (depreciation) on investments	3,922,053	(6,053,210)

Net increase (decrease) in net assets resulting from operations	40,083,919	30,810,681

FROM DISTRIBUTIONS TO SHAREHOLDERS: (note 2)
Dividends to shareholders from net investment income	(35,982,019)	(37,513,360)
Net realized gain to shareholders from investment transactions	—	(341,221)

Total distributions to shareholders	(35,982,019)	(37,854,581)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares	119,031,144	127,419,962
Reinvested dividends and distributions	22,545,702	24,469,841
Redemption of shares	(90,957,561)	(105,319,142)

Increase in net assets derived from beneficial interest transactions	50,619,285	46,570,661

Net increase (decrease) in net assets	54,721,185	39,526,761
NET ASSETS:
Beginning of period	794,628,742	755,101,981

End of period	$849,349,927	$794,628,742

Accumulated undistributed (overdistributed) net investment income	$—	$(25)

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Financial Highlights

	For Fiscal Years Ended September 30
	2010	2009	2008	2007	2006

For a share outstanding throughout the period
Net Asset Value, beginning of period	$9.15	$9.24	$9.51	$9.45	$9.41

Income From Investment Operations
Net investment income(1)	0.40	0.43	0.49	0.55	0.47
Net gains or losses on investments (both realized and unrealized)	0.04	(0.07)	(0.26)	0.05	0.06

Increase from investment operations	0.44	0.36	0.23	0.60	0.53
Less Distributions
Dividends to shareholders from net investment income	(0.40)	(0.44)	(0.48)	(0.54)	(0.47)
Distributions in excess of net investment income	—	—	—	—	(0.01)
Distributions from realized capital gains	—	(0.01)	(0.02)	—	(0.01)

Total Distributions	(0.40)	(0.45)	(0.50)	(0.54)	(0.49)

Net increase (decrease) in net asset value	0.04	(0.09)	(0.27)	0.06	0.04

Net Asset Value, end of period	$9.19	$9.15	$9.24	$9.51	$9.45

Total Return, at Net Asset Value(2)	4.95%	4.02%	2.53%	6.59%*	5.72%

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment income	4.37%	4.80%	5.23%	5.78%	4.97%
Total expenses	0.57%	0.55%	0.57%	0.61%	0.61%
Net expenses	0.57%	0.55%	0.55%	0.56%	0.57%
Net assets, end of period (000s)	$849,349	$794,629	$755,102	$577,654	$440,563

Portfolio turnover rate(3)	2.73%	7.39%	7.04%	13.75%	5.27%

(1)	Net investment income per share was calculated using an average shares method.
(2)	Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
*	The total return for fiscal year ended September 30, 2007 includes an interest payment of approximately $3.8 million representing four years of unpaid interest relating to the Fund’s holding of United Airlines/Denver International Airport bonds that is a non-recurring event outside of the control of the Fund.
(3)	The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period September 30, 2010 were $12,377,500 and $28,954,951, respectively.

See accompanying notes to financial statements.

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements

(1)	Organization

Colorado BondShares — A Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund’s investment adviser is Freedom Funds Management Company (“Freedom Funds”). The following is a summary of significant accounting policies consistently followed by the Fund.

(2)	Summary of Significant Accounting Policies

The preparation of financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. These audited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the reporting period. The following summarizes the significant accounting policies of the Fund:

(a)	Investment Valuation and Risk

Securities for which there is no last sales price are valued by an independent pricing service based on evaluated prices which considers such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are fair valued by management.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost whichever management believes best approximates fair value.

ASC 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions which

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements — (Continued)

are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs:  Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs:  Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs:  Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of September 30, 2010:

Quoted Prices in Active	Significant Other	Significant
Markets for Identical	Observable Inputs	Unobservable Inputs	Balance as of
Assets (Level 1)	(Level 2)	(Level 3)	September 30, 2010

0	671,646,322	80,772,257	752,418,579

Level 3, Beginning	Net
Balance	Realized and	Net	Net Transfers In	Balance as of
September 30,	Unrealized Gains	Purchases, Sales	and/or Out of	September 30,
2009	(Losses)*	and Settlements	Level 3	2010

71,242,410	(320,725)	3,452,000	6,398,572	80,772,257

Purchase Accrued (note 7)

Purchase Accrued	Net			Purchase Accrued
Beginning Balance	Realized and	Net		Balance as of
September 30,	Unrealized Gains	Purchases, Sales	Net Transfers In	September 30,
2009	(Losses)	and Settlements	and/or Out	2010

44,026,872	—	—	—	44,026,872

*The net gains and losses (both realized and unrealized) were comprised of realized gains of $28,039, realized losses of ($0.00), unrealized gains of $718,530 and unrealized losses of ($1,067,294).

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements — (Continued)

In reference to ASC 820, the category breakdown for 09/30/2010 is depicted as follows:

Categories by revenue source	Level 1	Level 2	Level 3

General Obligation Bonds	—	335,786,203	52,665,525
Revenue	—	134,043,417	1,166,097
Housing	—	65,166,344	4,904,915
Sales and Use	—	57,714,261	—
Water and Sewer	—	41,897,799	22,035,720
Education	—	27,826,838	—
Health Care	—	6,380,486	—
Public Facilities	—	1,937,804	—
Special Assessment	—	893,170	—
TOTAL	—	671,646,322	80,772,257

From September 30, 2009 to September 30, 2010, there were no Level 1 securities.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in non-rated securities which may be subject to a greater degree of credit risk and risk of loss of income and principal and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification.

(b)	Income Tax Information and Distributions to Shareholders

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all its net investment income and any net realized gain on investments not offset by capital loss carryforwards to shareholders. The Fund distributes investment income monthly and due to the tax-exempt nature of its investments the income is generally non-taxable to the shareholders. The Fund distributes net realized capital gains, if any, to its shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of tax allocations.

The Fund has adopted ASC 740 for income tax purposes. ASC 740 provides guidance on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements — (Continued)

return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of ASC 740 did not result in the recording of any tax benefit or expense in the current period. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ASC 740 requires management of the fund to analyze all open tax years, 2006 — 2009 as defined by statute of limitations, for all major jurisdictions, including federal and certain state tax authorities. As of September 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

(c)	Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $11,068,009 and such bonds have a value of $1,378,579 or less than 1% of net assets, as of September 30, 2010. These securities have been identified on the accompanying Schedule of Investments.

The Fund has entered into three forbearance agreements under which it agrees that the issuer may pay a reduced rate of interest in lieu of the contract rate for a period of time. The face amount of bonds for which the Fund has entered into forbearance agreements total $17,140,000 and have a value of $10,620,101 or 1.25% of net assets, as of September 30, 2010. These securities have been identified on the accompanying Schedule of Investments.

(d)	Investment Transactions and Revenue Recognition

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Purchases and sales of securities, other than short-term securities, aggregated $12,377,500 and $28,954,951, respectively.

Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income is recorded on the accrual basis.

Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly).

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements — (Continued)

The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days’) notice, accordingly the Fund treats these obligations as short-term holdings. On September 30, 2010, the interest rates paid on these obligations ranged from 0.25% — 1.02%.

(e)	Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

(f)	Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and may increase or decrease in value prior to the delivery date. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchases commitments. The Fund did not have any when-issued securities at September 30, 2010.

(3)	Shares of Beneficial Interest

The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	2010		2009
	Shares	Amount	Shares	Amount

Shares sold	13,088,776	$119,031,144	14,083,865	$127,419,962
Dividends reinvested	2,473,451	22,545,702	2,706,423	24,469,841

	15,562,227	141,576,846	16,790,288	151,889,803
Shares redeemed	(10,009,299)	(90,957,561)	(11,638,156)	(105,319,142)

Net increase in shares outstanding	5,552,928	$50,619,285	5,152,132	$46,570,661

(4)	Management Fees and Other Transactions with Affiliates

Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund’s

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements — (Continued)

shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended September 30, 2010. Transfer agency expenses on the Statement of Operations represent direct expenses charged to the Fund by third parties.

Allen Insurance, an affiliate of the investment advisor, acted as agent for the Fidelity Bond and the Errors and Omissions insurance policy maintained by the Fund and as a result received compensation in the form of commissions. The policies were provided by Traveler’s Insurance Company and all the commissions referred to above were paid by Travelers. Allen Insurance received no compensation directly from the assets of the Fund.

(5)	Custody Credits

Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the Fund’s custodian bank, UMB Bank, N.A. The earnings credits resulted in offsetting custodian fees of $12,032 for the year ended September 30, 2010.

(6)	Indemnification

From time to time the Fund may be involved in certain disputes and legal actions arising in the ordinary course of its business. While it is not feasible to predict or determine the outcome of these proceedings, in management’s opinion, based on a review with legal counsel, none of these disputes and legal actions is expected to have a material impact on its financial position or results of operations. However, litigation is subject to inherent uncertainties, and an adverse result in these matters may arise from time to time that may harm the Fund’s business.

(7)	Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $44,026,872 (99.08% of the September 30, 2010 balance of $44,437,365). Approximately $15,190,195 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $11,076,156 and is included in interest receivable on the Statement of Assets and Liabilities. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years.

Colorado BondShares
A Tax-Exempt Fund

Notes to Financial Statements — (Continued)

(8)	Subsequent Events

Management has evaluated the possibility of subsequent events in the Fund’s financial statements through the date of issuance. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

Trustees Approve Advisory Agreement (Unaudited)

The Board of Trustees (the “Trustees”) of Colorado BondShares — A Tax-Exempt Fund unanimously approved the continuance of the Fund’s Investment Advisory and Service Agreement with Freedom Funds Management Company (“Freedom Funds”) at a meeting held on September 30, 2010. In approving the Advisory Agreement, the Trustees, including the disinterested trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by Freedom Funds or its affiliates in connection with providing services to the Fund, compared the fees charged by Freedom Funds to those paid by similar funds, and analyzed the expenses incurred by Freedom Funds with respect to the Fund. The Trustees also considered the Fund’s performance relative to a selected peer group, the expense ratio of the Fund in comparison to other funds of comparable size, and other factors. The Trustees determined that the Fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the Fund and its shareholders. Matters considered by the Trustees in connection with its consideration of the Advisory Agreement included, among other things, the following:

1. Investment Adviser Services

Freedom Funds manages the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund’s investment objectives and policies. In addition, Freedom Funds administers the Fund’s daily business affairs such as providing accurate accounting records, computing accrued income and expenses of the Fund, computing the daily net asset value of the Fund, assuring proper dividend disbursements, proper financial information to investors, and notices of all shareholders’ meetings, and providing sufficient office space, storage, telephone services, and personnel to accomplish these responsibilities. In considering the nature, extent and quality of the services provided by Freedom Funds, the Trustees believe that the services provided by the Freedom Funds have provided the Fund with superior results. At the same time, Freedom Fund’s fee structure is equal to or lower than all but two of the comparable funds. The Trustees noted the Fund’s focus is inherently more labor intensive. Under the circumstances, the Trustees found the fee structure to be justified.

2. Investment Performance

The Trustees reviewed the performance of the Fund compared to other, similar funds, and reported that the current (as of September 29, 2010) net asset value was $9.18 per share and the current distribution yield (based on net asset value) was 4.13% (also as of September 29, 2010). Since the overall structure of the portfolio was satisfactory and the performance of the Fund, measured in terms of distribution yield, was ahead of the other members of its peer group of Colorado funds (higher than the distribution yield of seven comparable Colorado municipal bond funds), no changes to either the type of assets or manner of operations were recommended.

3. Expense Ratios

The Trustees reviewed the performance (measured by distribution yield), fees and expense ratios of ten Colorado municipal bond funds (such ten being the only such funds known to the Trustees at the time).

The Fund was near the top of the list in terms of current yield, it had one of the lowest expense ratios. The Trustees considered the fact that the Fund’s unique focus on unrated bonds, while geared toward producing superior investment results, often required additional expenses. While expenses can vary with non-rated bonds (principally as a result of litigation with respect to defaulted issues), the Trustees noted the Fund’s performance for the current year.

4. Management Fees and Expenses

The Trustees reviewed the investment advisory fee rates payable by the Fund to Freedom Funds. As part of its review, the Trustees considered the estimated advisory fees and the Fund’s estimated total expense ratio for the one-year period ended September 30, 2010 as compared to a group of ten comparable Colorado municipal bond funds identified by Freedom Funds. After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by Freedom Funds, the Trustees concluded that the advisory fees charged by Freedom Funds for the advisory and related services to the Fund and the Fund’s total expense ratio are reasonable. The management fee is one half of one percent of total net assets managed. Such fee is payable to Freedom Funds on a monthly basis. This fee is comparable to the group of ten competing Colorado municipal bond funds identified by Freedom Funds and is consistent with national funds many times the Fund’s size.

5. Profitability

The Trustees reviewed the level of profits realized by Freedom Funds and relevant affiliates thereof in providing investment and administrative services to the Fund. The Trustees considered the level of profits realized without regard to revenue sharing or other payments by Freedom Funds and its affiliates to third parties in respect to distribution of the Fund’s securities. The Trustees also considered other direct or indirect benefits received by Freedom Funds and its affiliates in connection with its relationship with the Fund and found that there were none. The Trustees concluded that, in light of the foregoing factors and the nature, extent and quality of the services provided by Freedom Funds, the profits realized by Freedom Funds are reasonable.

6. Economies of Scale

In reviewing advisory fees and profitability, the Trustees also considered the extent to which Freedom Funds and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Trustees acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds, particularly in an environment where costs are rising due to changing regulations. The Trustees reviewed data summarizing the increases and decreases in the assets of the Fund over various time periods, and evaluated the extent to which the total expense ratio of the Fund and Freedom Fund’s profitability may have been effected by such increases or decreases. Between January and September of 2010, total net assets of the Fund under management by Freedom Funds rose about 6.7% (from around $796 million to $849 million). To the extent that the Fund has been able to obtain information, it appears that redemptions of Fund shares have occurred as a result of factors other than the performance of the Fund, such as tax payments and estate settlements. As a result, the redemptions of Fund’s shares do not appear to follow any pattern and redemptions do not seem to be occurring as a result of any dissatisfaction with the Fund’s performance. The number of shares of the Fund that have been redeemed has been less than the number of new shares issued by the Fund, and as a result the Fund continues to grow at what the Trustees determined was a healthy level.

Based upon the foregoing, the Trustees concluded that the benefits from the economies of scale are currently being shared equitably by Freedom Funds and the Fund. The Trustees also concluded that the structure of the advisory fee can be expected to cause Freedom Funds, its affiliates and the Fund to continue to share such benefits equitably and that breakpoints need not be instituted at this time.

After requesting and reviewing these and other factors that they deemed relevant, the Trustees concluded that the continuation of the Advisory Agreement was in the best interest of the Fund and its shareholders.

Freedom Funds also serves as the transfer agent, shareholder servicing agent and dividend disbursing agent for the Fund, pursuant to a Transfer Agency and Service Agreement (the “Service Agreement”). Freedom Fund’s duties under the Service Agreement include processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund and all other customary services of a transfer agent, shareholder servicing agent and dividend disbursing agent. As compensation for these services, the Fund may pay Freedom Funds at a rate intended to represent Freedom Fund’s cost of providing such services. This fee would be in addition to the investment advisory fee payable to Freedom Funds under the Advisory Agreement.

Officers and Trustees of the Fund (unaudited)

The following tables list the trustees and officers of the Fund, together with their address, age, positions held with the Fund, the term of each office held and the length of time served in each office, principal business occupations during the past five years and other directorships, if any, held by each trustee and officer. Each trustee and officer has served in that capacity for the Fund continuously since originally elected or appointed. The Board supervises the business activities of the Fund. Each trustee serves as a trustee until termination of the Fund unless the Trustee dies, resigns, retires, or is removed.

Non-Interested Trustees

	Position held with the Fund and Length	Principal Occupation	Other Directorships
Name, Address and Age	of Time Served	During the Past Five Years:	Held By Director

Bruce G. Ely 1200 17th Street, Suite 850 Denver CO 80202 Age: 59	Trustee since July 2002	Mr. Ely is currently a Regional Marketing Director for Cutwater Asset Management in Colorado.	None

James R. Madden 1200 17th Street, Suite 850 Denver CO 80202 Age: 66	Trustee since September 2004	Mr. Madden has owned Madden Enterprises, a real estate company that owns and leases commercial buildings and real estate, for the past thirty years. He is also a stockholder and director of Community National Bank in western Kansas. He has been a bank director for 25 years.	None

Interested Trustees*

George N. Donnelly 1200 17th Street, Suite 850 Denver CO 80202 Age: 63	Chairman of the Board of Trustees, Trustee since inception of the Fund in 1987 and Interim President, Secretary and Treasurer of the Fund since September 26, 2008	Mr. Donnelly was a Senior Regional Vice President for Phoenix Life Insurance Company until his retirement in January 2010.	None

*George N. Donnelly is an “interested person” of the Fund as defined in the Investment Company Act of 1940 (the “1940 Act”) by virtue of his position as both an officer and a trustee of the Fund as described in the table below. None of the trustees nor the officers of the Fund has any position with the Investment Adviser, the principal underwriter of the Fund, the distribution agent of the Fund, the service agent of the Fund or the custodian of the Fund, or any affiliates thereof. There is no family relationship between any officers and trustees of the Fund.

Compensation

The Board met four times during the fiscal year ended September 30, 2010. The following tables show the compensation paid by the Fund to each of the trustees during that year:

Non-Interested Trustees

		Pension or Retirement
		Benefits Accrued	Total compensation
	Aggregate Compensation	As Part of Fund	from Fund Paid to
Name of Person, Position(s) with the Fund	from Fund	Expenses	SUCH PERSON

Bruce G. Ely, Trustee	$800	N/A	$800

James R. Madden, Trustee	800	N/A	800

Interested Trustees

George N. Donnelly, Trustee, Interim President, Secretary and Treasurer	800	N/A	800

No officer or trustee of the Fund received remuneration from the Fund in excess of $60,000 for services to the Fund during the fiscal year ended September 30, 2010. The officers and trustees of the Fund, as a group, received $2,400 in compensation from the Fund for services to the Fund during the 2010 fiscal year.

Other Information (Unaudited)

Proxy Voting Record

The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered during the 12 months ended June 30, 2010 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov or you may call us at 1-800-572-0069.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-732-0330 or you may call us at 1-800-572-0069.

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ITEM 2. CODE OF ETHICS.
(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics (as defined in Item 2 of Form N-CSR), that applies to its President (Principal Executive Officer) and Treasurer (Principal Financial Officer).
(c) There have been no amendments to the code of ethics during the period covered by this report
(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver, from the code of ethics.
(f)(3) A copy of the registrant’s code of ethics is available upon request and without charge by calling or writing the registrant at 1200 Seventeenth Street, Suite 850, Denver, Colorado 80202, telephone (303) 572-6990 or (800) 572-0069 (outside Denver).
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a) The registrant’s board of trustees has determined that the registrant does not have an “audit committee financial expert” as such term is defined by the Securities and Exchange Commission pursuant to Item 3 of Form N-CSR, as no single individual appears to meet all of the independence and the financial training/experience qualifications outlined in the instructions to Form N-CSR. The board of trustees, which serves as the audit committee, has determined that it collectively has experience evaluating financial statements and understanding internal control over financial reporting and the audit committee function and has sufficient financial expertise to adequately perform its duties without the addition of an expert.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The following table shows the amount of fees and reimbursable expenses that PricewaterhouseCoopers LLP, the registrant’s independent registered public accounting firm, billed to the registrant during the registrant’s last two fiscal years. For the reporting periods, the audit committee approved in advance all services that PricewaterhouseCoopers LLP provided to the registrant.
The aggregate fees billed by the registrant’s independent registered public accounting firm, for professional services in the registrant’s fiscal years ended September 30, 2010 and 2009 are as follows:

	2010	2009
(a) Audit Fees	$100,000	$128,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0
The above “Audit Fees” were billed for amounts related to the audit of the registrant’s financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(e)(1) The board of trustees serves as the audit committee and pre-approves all audit and non-audit services to be provided by the registrant’s independent registered public accounting firm.
(e)(2) Not applicable.
(f) Not applicable.
(g) No non-audit fees were billed by the registrant’s independent registered public accounting firm for services rendered to the registrant and the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended September 30, 2010 and 2009.

(h) The registrant’s independent registered public accounting firm did not provide any non-audit services to the registrant in the registrant’s fiscal years ended September 30, 2010 and 2009.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a) Please see the Schedule of Investments contained in the Annual Report included under Item 1 of this Form N-CSR.
(b) Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rules 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer to allow for timely decisions regarding required disclosure.
As required by Rule 30a-3(b) of the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable (See Item 2(f)(3) of this report).
(a)(2)(i)
(99.302)	Interim President’s (Principal Executive Officer) Section 302 Certification
(a)(2)(ii)
(99.302)	Interim Treasurer’s (Principal Financial Officer) Section 302 Certification
(a)(3)	Not applicable.
(b)
(99.906)	Combined Interim President & Treasurer (Principal Executive Officer and Principal Financial Officer) Section 906 Certification

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Colorado BondShares — A Tax-Exempt Fund
By (Signature and Title)	/s/ George N. Donnelly
George N. Donnelly
Interim President, Secretary and Treasurer

Date: December 8, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer (Principal Executive Officer and Principal Financial Officer) Date: December 8, 2010